Convertible loans - Valuation of Derivative (Details)			6 Months Ended
	May 19, 2020 $ / shares	Apr. 24, 2020	Jun. 30, 2021 $ / shares period	Apr. 23, 2021 $ / shares period	Dec. 31, 2020 $ / shares period
Initial Public Offering
Disclosure of detailed information about borrowings [line items]
Offering price per share (in USD per share)	$ 19.00
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Conversion percentage			130.00%
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Average volume weighted price of common shares		120.00%
Floor of IPO price		81.00%
Disbursement upon receipt of regulatory approval for ZYNLONTA | Top of range
Disclosure of detailed information about borrowings [line items]
Conversion percentage		150.00%
Written put options (in USD per share) | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			28.07	28.50
Written put options (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			24.70		24.70
Written put options (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations				28.50	28.50
Forced Conversion Price (in USD per share) | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			77.19	78.38
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			67.93		67.93
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations				78.38	78.38
Share Price (in USD per share) | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			24.35	23.25
Share Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			24.35		32.01
Share Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations				24.85	32.01
Risk-free interest rate | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.006	0.006
Risk-free interest rate | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.006		0.003
Risk-free interest rate | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations				0.006	0.003
Expected volatility (2) | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.70	0.75
Expected volatility (2) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.70		0.90
Expected volatility (2) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations				0.90	0.90
Expected term | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period			46	48
Expected term | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period			46		52
Expected term | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period				1	5
Dividend yield | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0	0
Dividend yield | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0		0
Dividend yield | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations				0	0
Recovery rate | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.05	0.05
Recovery rate | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.05		0.05
Recovery rate | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations				0.05	0.05
Implied bond yield | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.080	0.063
Implied bond yield | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.080		0.133
Implied bond yield | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations				0.077	0.074